SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Revenues	$ 2,477,852	$ 86,159
Cost of goods sold	2,160,129	42,089
Gross profit	317,723	44,070
Depreciation and amortization	733,693	43,122
Capital expenditures
Loss from operations	(1,375,342)	(728,493)
Income tax benefits	499	371,568
Segment (loss) profit	(1,361,018)	(345,611)
Segment assets	60,147,336	20,054,805
Skincare Products and Service [Member]
Revenue from External Customer [Line Items]
Revenues	2,477,852
Cost of goods sold	2,160,129
Gross profit	317,723
Depreciation and amortization	733,693
Capital expenditures
Loss from operations	(1,375,342)
Income tax benefits	499
Segment (loss) profit	(1,361,018)
Segment assets	58,153,803
Technical Service [Member]
Revenue from External Customer [Line Items]
Revenues
Cost of goods sold
Depreciation and amortization
Capital expenditures
Loss from operations		(13,056)
Income tax benefits		371,568
Segment (loss) profit		358,513
Segment assets	$ 1,993,533	2,271,195
Clean Food Platform [Member]
Revenue from External Customer [Line Items]
Revenues		86,159
Cost of goods sold		42,089
Gross profit		44,070
Depreciation and amortization		43,122
Capital expenditures
Loss from operations		(715,437)
Income tax benefits
Segment (loss) profit		(704,124)
Segment assets		$ 17,783,610